Note 11 - Subsequent Events (Details)							6 Months Ended
	Aug. 10, 2015 USD ($)	Jul. 01, 2015 USD ($)	Mar. 06, 2015 USD ($)	Feb. 17, 2015 USD ($)	Jan. 30, 2015 USD ($)	Jan. 01, 2015 USD ($)	Jun. 30, 2015
Note 11 - Subsequent Events (Details) [Line Items]
Number of Developed Franchises Reacquired During Period							21
Number of Undeveloped Franchises Reacquired During the Period							31
Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)						$ 507,500
Number of Developed Franchises Acquired			2		4
Number of Undeveloped Franchises Acquired			7		1
Business Combination, Consideration Transferred (in Dollars)			$ 300,000	$ 935,000	$ 750,000
Number of Franchises to be Operated as Company-Owned from Franchisee Acquistion			2	2	2
Number of Franchises to be Closed			7		2
Number of Franchises Acquired from Franchisee			9	2
Subsequent Event [Member] | Franchises in Maricopa County, Arizona [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Business Combination, Consideration Transferred (in Dollars)		$ 265,000
Number of Franchises Acquired from Franchisee		2
Number of Developed Franchises Reacquired During Period		1
Number of Undeveloped Franchises Reacquired During the Period		1
Subsequent Event [Member] | Franchises in Maricopa County, Arizona [Member] | Portion Funded from IPO [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Business Combination, Consideration Transferred (in Dollars)		$ 212,000
Subsequent Event [Member] | Franchises in Maricopa County, Arizona [Member] | Portion Funded with Promissory Note [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Business Combination, Consideration Transferred (in Dollars)		$ 53,000
Subsequent Event [Member] | Franchisee in Erie, Ney York [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)	$ 350,000
Number of Franchises Acquired from Franchisee	3
Number of Developed Franchises Reacquired During Period	1
Number of Undeveloped Franchises Reacquired During the Period	2
Franchise Agreement Termination Payments (in Dollars)	$ 303,050
Franchise Agreement Termination Notes Payable (in Dollars)	$ 46,950